Administrative Office: 4333 Edgewood Road NE Cedar Rapids, IA 52499

September 4, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F St N.E.

Washington, D.C. 20549-0506

Re:	Transamerica Preferred Advantage Variable Annuity
Retirement Builder Variable Annuity Account
Transamerica Life Insurance Company
File No. 333-190754

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the prospectus supplement and statement of additional information supplement dated September 3, 2013, that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (319) 355-8330.

Sincerely,

/s/ Darin D. Smith

Darin D. Smith

Associate General Counsel